Share Repurchase Programs (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 22, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2017
Equity, Class of Treasury Stock [Line Items]
Authorized amount for stock repurchase					$ 4,000
Remaining amount available for stock repurchase		$ 3,895
Purchases of treasury stock (in shares)		1,000,000	0	5,000,000
Average cost of shares repurchased (in dollars per share)		$ 93.24	$ 0.00	$ 66.10
Subsequent event [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases of treasury stock (in shares)	4,000,000
Payments for repurchase of shares	$ 401
Average cost of shares repurchased (in dollars per share)	$ 97.70